Goodwill and Other Intangible Assets, Net (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Number of reportable segments | segment	3
Impairment charge	$ 25	$ 0	$ 0
Finite-Lived Intangible Assets [Line Items]
Amortization expense, 2016	3
Amortization expense, 2017	2
Amortization expense, 2018	1
Amortization expense, 2019	1
Amortization expense, 2020	1
Chemical Solutions [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment charge	$ 25
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	20 years
Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Aggregate pre-tax amortization expense	$ 3	3	$ 6
Operating Segments [Member] | Chemical Solutions [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment charge	$ 25	$ 0
Number of reporting unit	7
Operating Segments [Member] | Fluoroproducts [Member]
Indefinite-lived Intangible Assets [Line Items]
Number of reporting unit	3